000 B000000 12/31/98
000 C000000 0000855396
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT SERIES FUND, INC.
001 B000000 811-5876
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
007 C010100  1
007 C020100 GROWTH & INCOME PORTFOLIO
007 C030100 N
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   38
019 C00AA00 LORDABBETT
020 A000001 SMITH BARNEY, HARRIS UPHAN & CO, INC.
020 B000001 13-1912900
020 C000001    125
020 A000002 MERRILL LYNCH, PIER E, FENNER & SMITH INC.
020 B000002 13-5674085
020 C000002    117
020 A000003 PAINEWEBBER INC.,CO.
020 B000003 13-2638166
020 C000003     68
020 A000004 JP MORGAN SECURITIES
020 B000004 13-3224016
020 C000004     65
020 A000005 CREDIT SUISSE FIRST BOSTON CORP.
020 B000005 13-5659485
020 C000005     61
020 A000006 EDWARD D. JONES & CO.
020 B000006 43-0345811
020 C000006     61
020 A000007 DONALDSON, LUFKIN & JENRETTE SECURITIES
020 B000007 13-2741729
020 C000007     59
020 A000008 LEHMAN BROTHERS INC.
020 B000008 13-2518466
020 C000008     50
020 A000009 GOLDMAN SACHS
020 B000009 13-5108880
020 C000009     49
020 C000010      0
021  000000     1172
022 A000001 DEAN WITTER REYNOLDS INC.
022 B000001 94-1671384
022 C000001   1169864
022 D000001   1169864
022 A000002 AMERICAN EXPRESS CREDIT CO.
022 B000002 11-1983508
022 C000002   1136253
022 D000002   1155753
022 A000003 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000003 13-5674085
022 C000003    812575
022 D000003    812575
022 A000004 FUJI SECURITIES INC.
022 B000004 13-2726611
022 C000004    533388
022 D000004    528390
022 A000005 EVEREN SECURITIES
022 B000005 34-1542819
022 C000005    210485
022 D000005    210485
022 A000006 PRUDENTIAL FUNDING CORP.
022 B000006 22-2231168
022 C000006    133600
022 D000006    133600
022 A000007 FORD MOTOR CREDIT CO.
022 B000007 38-1612444
022 C000007    123300
022 D000007    123300
022 A000008 MORGAN STANLEY & CO., INC.
022 B000008 13-2655998
022 C000008    135870
022 D000008    106388
022 A000009 AMERICAN GENERAL SECURITIES INC.
022 B000009 76-0050868
022 C000009    107004
022 D000009    107004
022 C000010         0
022 D000010         0
023 C000000    5305521
023 D000000    5292141
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
077 A000000 N
078  000000 N
080 A00AA00 ICI MUTUAL INSURANCE INC.
080 C00AA00    15000
081 A00AA00 Y
081 B00AA00  37
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
028 A010100     11708
028 A020100         0
028 A030100         0
028 A040100       907
028 B010100     11637
028 B020100         0
028 B030100         0
028 B040100      2366
028 C010100     10306
028 C020100         0
028 C030100         0
028 C040100      1882
028 D010100      8149
028 D020100         0
028 D030100         0
028 D040100      2416
028 E010100      8676
028 E020100         0
028 E030100         0
028 E040100      1467
028 F010100      8770
028 F020100     44394
028 F030100         0
028 F040100      1782
028 G010100     59246
028 G020100     44394
028 G030100         0
028 G040100     10820
028 H000100         0
071 A000100    575505
071 B000100    451630
071 C000100    680174
071 D000100   77
072 A000100 12
072 B000100     1262
072 C000100    12750
072 D000100        0
072 E000100        0
072 F000100     3071
072 G000100        0
072 H000100        0
072 I000100        0
072 J000100        0
072 K000100        0
072 L000100        0
072 M000100       14
072 N000100        0
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       25
072 S000100       14
072 T000100        0
072 U000100        0
072 V000100        0
072 W000100       13
072 X000100     3137
072 Y000100        0
072 Z000100    10875
072AA000100    72179
072BB000100    37939
072CC010100    29395
072CC020100        0
072DD010100        0
072DD020100        0
072EE000100        0
073 A010100   0.0000
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100       43
074 B000100        0
074 C000100    34480
074 D000100        0
074 E000100        0
074 F000100   680174
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100     1400
074 M000100        0
074 N000100   716097
074 O000100     1134
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      689
074 S000100        0
074 T000100   714274
074 U010100    34591
074 U020100        0
074 V010100    20.65
074 V020100     0.00
074 W000100   0.0000
074 X000100       11
074 Y000100        0
075 A000100        0
075 B000100   611556
076  000100     0.00

SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Lord Abbett Series Fund, Inc.:

In planning and performing our audit of the financial statements of Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (the "Fund") for the year ended December 31, 1998 (on which we have issued our report dated February 12, 1999), we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the Fund's internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control, misstatements due to errors or fraud may occur and not be detected. Also, projections of any evaluation of internal control to future periods are subject to the risk that the internal control may become inadequate because of changes in conditions, or that the degree of compliance with policies and procedures may deteriorate.

Our consideration of the Fund's internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the Fund's internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1998.

This report is intended solely for the information and use of management, the Board of Directors of Lord Abbett Series Fund, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



February 12, 1999